Equity Method Investments	12 Months Ended
Mar. 31, 2025
Equity Method Investments [Abstract]
Equity Method Investments

6. Equity Method Investments

On November 13, 2019, the Company entered into a Joint Venture Agreement with Glory E&C Limited, a Hong Kong company, and formed a joint venture, Kin Chiu-Glory Joint Venture (“KC-Glory JV”) to execute the construction project (Contract No. ND/2019/06). On November 25, 2020, the Company entered into a Joint Venture Agreement with Geotech Engineering Limited, a Hong Kong company, and formed a joint venture, Kin Chiu-Geotech Joint Venture (“KC-Geotech JV”) to execute the construction project (Contract No. TW/2019/01). On August 29, 2020, the Company entered into a Joint Venture Agreement with China Railway First Group Co., Ltd, a Hong Kong company, and formed a joint venture, Kin Chiu-China Railway First Group Joint Venture (“KC-CRFG JV”) to execute several government construction projects.

The Company’s exposure to loss is limited to its investment in each joint venture. As of March 31, 2025, the Company has no additional capital commitments or guarantees related to these ventures.

No dividends or capital contributions were made or received during the years ended March 31, 2025, 2024 or 2023.

Equity Method Accounting Treatment

The Company’s 51% ownership of KC-Glory JV, 51% ownership of KC-Geotech JV and 35% ownership of KC-CRFG JV allowed the Company to have joint control over the operations and decision-making at joint ventures. Accordingly, the Company accounted for the transaction under the equity method and recorded the carrying value of the Company’s investment in joint ventures’ common shares at cost, including the transaction costs incurred to obtain the equity method investment, in the consolidated balance sheets.

The following table provides summarized balance sheet and income statement information for Joint Ventures:

	KC-Glory JV	KC-Geotech JV	KC-CRFG JV	Total
	As of March 31, 2025
Current assets	$1,748,391	$247,932	$1,188,208	$3,184,531
Non-current assets	—	—	—	—
Current liabilities	1,436,946	271,864	370,751	2,079,561
Non-current liabilities	—	—	—	—
Equity (Deficit)	$311,445	$(23,932)	$817,457	$1,104,970

	Year ended March 31, 2025
Total revenues	$—	$641	$4,828,815	$4,829,456
Net (loss)/profit	$(64)	$7,168	$5,443	$12,547

	KC-Glory JV	KC-Geotech JV	KC-CRFG JV	Total
	As of March 31, 2024
Current assets	$1,738,383	$308,899	$1,360,265	$3,407,547
Non-current assets	—	—	—	—
Current liabilities	1,428,665	339,831	552,929	2,321,425
Non-current liabilities	—	—	—	—
Equity (Deficit)	$309,718	$(30,932)	$807,336	$1,086,122

	Year ended March 31, 2024
Total revenues	$338,797	$2,372,250	$7,070,849	$9,781,896
Net loss	$(174)	$(68,814)	$4,011	$(64,977)

The following table summarizes the activity of the Company’s equity method investment in joint ventures:

Total
Balance at March 31, 2023	$1,340,257
Company’s share in net loss recognized during the year	(33,780)
Exchange difference	4,533
Balance at March 31, 2024	1,311,010
Company’s share in net profit recognized during the year	5,528
Exchange difference	7,591
Balance at March 31, 2025	$1,324,129